Stockholders' Equity (Deficit) (Details 7) - 2017 Omnibus Incentive Plan (Service-based grants) [Member] - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number
Beginning balance		50
Granted
Issued		(25)
Expired
Forfeited		(25)
Options granted in exchange
Ending balance
Weighted Average Exercise Price
Beginning balance		$ 2.60
Granted
Ending balance